Note 22 - Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) available to common shareholders	€ (681,345)	€ 3,842,201	€ (1,666,658)
Number of shares for the computation of basic EPS (in shares)	28,961,928	27,823,313	25,021,966
Basic EPS (in EUR per share)	€ (0.02)	€ 0.14	€ (0.07)
Effect of dilutive securities (in shares)	581,915	1,542,270	1,978,758
Number of shares for the computation of diluted EPS (in shares)	28,961,928	29,365,583	25,021,966
Diluted EPS income (loss) (in EUR per share)	€ (0.02)	€ 0.13	€ (0.07)